Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 2,467,638	$ 598,933
Accounts receivable, net		3,840,120	3,789,214
Inventories		5,300,458	4,493,042
Deferred offering costs, current		1,482,558
Prepayments and other current assets		159,570	142,095
TOTAL CURRENT ASSETS		13,251,374	9,375,402
NON-CURRENT ASSETS:
Property, plant, and equipment, net		3,037,312	3,397,167
Land-use rights, net		2,130,164	2,237,684
Intangible assets, net		43,773	50,297
Deferred offering costs, non-current			960,241
Deferred tax assets		5,169	452
TOTAL NON-CURRENT ASSETS		5,216,418	6,645,841
TOTAL ASSETS		18,467,792	16,021,243
CURRENT LIABILITIES:
Accounts payable		3,132,613	2,546,418
Bank loans		4,630,581	3,662,023
Contract liabilities		1,712	65,073
Accrued expenses and other payables		222,247	259,648
Income taxes payable		27,337	12,058
TOTAL CURRENT LIABILITIES		8,201,258	7,058,238
TOTAL LIABILITIES		8,201,258	7,058,238
COMMITMENTS AND CONTINGENCIES (NOTE 19)
SHAREHOLDERS’ EQUITY
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 12,500,000 shares issued and outstanding as of December 31, 2024 and 2023)*	[1]	1,250	1,250
Additional paid-in capital		7,037,503	7,037,503
Statutory reserve		361,083	200,229
Retained earnings		3,201,818	1,756,183
Accumulated other comprehensive loss		(335,120)	(32,160)
TOTAL SHAREHOLDERS’ EQUITY		10,266,534	8,963,005
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		18,467,792	16,021,243
Related Party
CURRENT ASSETS:
Amounts due from related parties		1,030	352,118
CURRENT LIABILITIES:
Amounts due to related parties		$ 186,768	$ 513,018

[1]	The share amounts are presented on a retrospective basis.